Victory Portfolios II

Victory Market Neutral Income Fund

Victory US 500 Enhanced Volatility Wtd Index Fund

(the "Funds")

Supplement dated June 1, 2023

to the Statement of Additional Information dated November 1, 2022 ("SAI")

The following disclosure hereby replaces the second paragraph in its entirety under Recent Market Conditions and Events under the section titled INVESTMENT PRACTICES, INSTRUMENTS, AND RISKS on page 24 of the Funds' SAI.

Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government's borrowing limit (or "debt ceiling"), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government's credit quality in general, could have a substantial negative effect on the U.S. and global economies. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds' investments.

Victory Portfolios II

VictoryShares Core Plus Intermediate Bond ETF (UBND)

VictoryShares Corporate Bond ETF (UCRD) VictoryShares THB Mid Cap ESG ETF (MDCP) (the "Funds")

Supplement dated June 1, 2023

to the Statement of Additional Information dated November 1, 2022, as supplemented ("SAI")

The following disclosure hereby replaces the second paragraph in its entirety under Recent Market Conditions and Events under the section titled INVESTMENT PRACTICES, INSTRUMENTS, AND RISKS on pages 23-24 of the Funds' SAI.

Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government's borrowing limit (or "debt ceiling"), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government's credit quality in general, could have a substantial negative effect on the U.S. and global economies. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds' investments.

Victory Portfolios II

VictoryShares US Value Momentum ETF (ULVM)

VictoryShares US Small Mid Cap Value Momentum ETF (USVM)

VictoryShares International Value Momentum ETF (UIVM)

VictoryShares Emerging Markets Value Momentum ETF (UEVM)

VictoryShares Short-Term Bond ETF (USTB)

VictoryShares Core Intermediate Bond ETF (UITB)

(the "Funds")

Supplement dated June 1, 2023

to the Statement of Additional Information dated November 1, 2022, as supplemented ("SAI")

The following disclosure hereby replaces the second paragraph in its entirety under Recent Market Conditions and Events under the section titled INVESTMENT PRACTICES, INSTRUMENTS, AND RISKS on pages 20-21 of the Funds' SAI.

Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government's borrowing limit (or "debt ceiling"), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government's credit quality in general, could have a substantial negative effect on the U.S. and global economies. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds' investments.

Victory Portfolios II

VictoryShares US 500 Volatility Wtd ETF (CFA)

VictoryShares US Small Cap Volatility Wtd ETF (CSA)

VictoryShares International Volatility Wtd ETF (CIL)

VictoryShares US Large Cap High Div Volatility Wtd ETF (CDL)

VictoryShares US Small Cap High Div Volatility Wtd ETF (CSB)

VictoryShares International High Div Volatility Wtd ETF (CID)

VictoryShares Dividend Accelerator ETF (VSDA)

VictoryShares US Multi-Factor Minimum Volatility ETF (VSMV)

VictoryShares US 500 Enhanced Volatility Wtd ETF (CFO)

VictoryShares US EQ Income Enhanced Volatility Wtd ETF (CDC)

VictoryShares US Discovery Enhanced Volatility Wtd ETF (CSF)

VictoryShares Developed Enhanced Volatility Wtd ETF (CIZ)

VictoryShares Nasdaq Next 50 ETF (QQQN)

(the "Funds")

Supplement dated June 1, 2023

to the Statement of Additional Information dated November 1, 2022, as supplemented ("SAI")

The following disclosure hereby replaces the second paragraph in its entirety under Recent Market Conditions and Events under the section titled INVESTMENT PRACTICES, INSTRUMENTS, AND RISKS on page 25 of the Funds' SAI.

Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government's borrowing limit (or "debt ceiling"), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government's credit quality in general, could have a substantial negative effect on the U.S. and global economies. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds' investments.

Victory Portfolios II

VictoryShares WestEnd U.S. Sector ETF (MODL)

(the "Fund")

Supplement dated June 1, 2023

to the Statement of Additional Information dated October 10, 2022 ("SAI")

The following disclosure hereby replaces the second paragraph in its entirety under Recent Market Conditions and Events under the section titled INVESTMENT PRACTICES, INSTRUMENTS, AND RISKS on page 17 of the Funds' SAI.

Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government's borrowing limit (or "debt ceiling"), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government's credit quality in general, could have a substantial negative effect on the U.S. and global economies. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds' investments.